Income Taxes	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
INCOME TAXES

11. INCOME TAXES

9F Inc. is a company incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, it is not subject to tax on either income or capital gains.

According to the HK regulations, HK entities are subject to a two-tiered income tax rate for taxable income earned in Hong Kong. The first HK$2 million of profit earned by an HK entity will be taxed at 8.25%, and the remaining profits will be taxed at the existing 16.5% tax rate. In addition, to avoid abuse of the two-tiered tax regime, each group of connected entities can elect only one entity to benefit from the two-tiered tax rate.

Under the PRC Enterprise Income Tax Law (the “EIT Law”), the Group’s subsidiaries domiciled in the PRC are subject to a 25% statutory rate unless they are qualified for preferential income tax rate status in accordance with the EIT Law. Certain of the Group’s PRC subsidiaries and VIEs enjoy a preferential income tax rate of 15% under the EIT Law. A “high and new technology enterprise” is entitled to a favorable income tax rate of 15% and such qualification is reassessed by the relevant governmental authorities every three years. Jiufu Shuke Technology Group Co, Ltd (“Jiufu Shuke”) was qualified as a “high and new technology enterprise” and is entitled to a preferential income tax rate of 15% from October 2020 to October 2023. Beijing Jiufu Puhui Information Technology Co., LTD (“Jiufu Puhui”) was qualified as a “high and new technology enterprise” and is entitled to a preferential income tax rate of 15% from December 2020 to December 2023. Beijing Puhui Lianyin Information Technology Co., LTD (“Puhui Lianyin”) was qualified as a “high and new technology enterprise” and was entitled to a  preferential income tax rate of 15% from October 2020 to October 2023. Shenzhen Fuben Network Technology Co., Ltd (“Fuben”), was qualified as a “high and new technology enterprise” from December 2021 to December 2024 and is entitled to a preferential income tax rate of 15% from December 2021 to December 2023. The expired tax preferences were not reapplied for. Shenzhen Xinchaoneng Digital Information Technology Co., Ltd (“Yilian”) was qualified as a “high and new technology enterprise” from December 2021 to December 2024. Beijing Yilian Digital Cloud Technology Co., Ltd (“Yilian”), a subsidiary of Beijing Lirongxing Trading Co., Ltd (“Lirongxing”), was qualified as a “high and new technology enterprise” and is entitled to a preferential income tax rate of 15% from October 2023 to October 2026.

For the above-mentioned preferential tax treatments were expired, the group did not apply for preferential tax treatments again.

The Group’s subsidiary tax rate in Southeast Asia ranges from 20% to 22%.

The current and deferred components of the income tax expense which were substantially attributable to the Group’s PRC subsidiaries and VIEs and VIEs’ subsidiaries, are as follows:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Current tax	11,623	8,822	19,267
Deferred tax	—	(1,077)	(5,285)
Total	11,623	7,745	13,982

The reconciliation of income tax expense at statutory tax rate to income tax expense recognized is as follows：

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Loss before income tax expenses	(570,480)	(132,604)	64,138
Statutory tax rate in the PRC	25%	25%	25%
Income tax expense at statutory tax rate	(142,620)	(33,151)	16,035
Non-recognized expense(income)	118,557	(4,760)	(15,033)
Change in valuation allowance	93,836	113,255	46,450
Adjustment on current income tax of the prior periods	(2,878)	1,739	432
Effect of tax holiday and preferential tax rates	4,184	(5,039)	(4,120)
Tax loss carryforwards	(56,230)	(46,469)	(25,921)
Share-based compensation expenses	1,332	(17,985)	769
Effect of different tax rates of entities operating in other jurisdictions	(4,558)	155	(4,630)
Income tax expense	11,623	7,745	13,982

The aggregate amount and per ordinary share effect of the tax holiday, the certification expiration date varies from October 21, 2023 to December 23, 2024 and preferential tax rates are as follows:

	December 31, 2022	December 31, 2023	December 31, 2024
	RMB	RMB	RMB
The aggregate amount of tax holiday and preferential tax rates	(4,184)	5,039	4,120
The aggregate effect of the above on basic and fully diluted net (loss) income per ordinary share:-Basic and diluted	(0.02)	0.02	0.02

The tax effects of temporary differences that gave rise to the deferred tax balances are as follows:

	December 31,	December 31,	December 31,
	2022	2023	2024
	RMB	RMB	RMB
Allowance for doubtful accounts	502,396	558,579	506,843
Allowance for Credit Losses	—	4,424	4,322
Net operating loss carryforwards	406,264	401,423	406,811
Less: valuation allowance	(908,660)	(964,426)	(917,976)
Total deferred tax assets, net	—	—	—

The movements in the valuation allowance for the years ended December 31, 2022, 2023 and 2024 are as follows:

	2022	2023	2024
	RMB	RMB	RMB
Balance at beginning of year	586,541	908,660	964,426
Additions	322,119	75,742	5,528
Reversal	—	(19,976)	(51,978)
Balance at end of year	908,660	964,426	917,976

	December 31,	December 31,	December 31,
	2022	2023	2024
	RMB	RMB	RMB
Intangible asset from acquisition	7,126	6,049	763
Total deferred tax liabilities	7,126	6,049	763

As of December 31,2024, the Group had net operating losses of RMB1,594,937 arising from certain loss-making subsidiaries. The net operating losses can be used for five or ten years since its generation. The Company evaluates its valuation allowance requirements at the end of each reporting period by reviewing all available evidence, both positive and negative, and considering whether, based on the weight of that evidence, a valuation allowance is needed. When circumstances cause a change in management’s judgement about the realizability of the net deferred tax assets, the impact of the change on the valuation allowance is generally reflected in operations. The future realization of the tax benefit of an existing deductible temporary difference ultimately depends on the existence of sufficient taxable income of the appropriate character within the carryforward period available under applicable tax law. For the year ended December 31, 2024, the Company provided a full valuation allowance against the net deferred tax assets because the Company assessed that the deferred tax assets are more likely to not to be realized, and therefore provided a full valuation allowance.

The Group considers positive and negative evidence to determine whether some portion or all of the net deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carryforward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. The valuation allowance is considered on each individual entity basis. Considering all the above factors, valuation allowances are established for certain entities because the Group believes that it is more likely than not that its net deferred tax assets will not be realized as it does not expect to generate sufficient taxable income in the near future.

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group’s overall operations, and more specifically, with regard to tax residency status. The EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting and properties, occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. If the PRC tax authorities subsequently determine that the Group and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Group and its subsidiaries registered outside the PRC will be subject to the PRC income taxes, at a statutory income tax rate of 25%, the Group is not subject to any other uncertain tax position.

According to PRC Tax Administration and Collection Law, the statute of limitations is for a period of three years if the underpayment of taxes is due to computational errors made by the taxpayer or withholding agent. The statute of limitations will be extended five years under special circumstances, which are not clearly defined (but an underpayment of tax liability exceeding RMB0.1 million is specifically listed as a special circumstance). In the case of a related party transaction, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. From inception to 2024, the Group is subject to examination of the PRC tax authorities.

In accordance with the EIT Law, dividends, which arise from profits of foreign invested enterprises (“FIEs”), are subject to a 10% withholding income tax. In addition, under tax treaty between the PRC and Hong Kong, if the foreign investor is incorporated in Hong Kong and qualifies as the beneficial owner, the applicable withholding tax rate is reduced to 5%, if the investor holds at least 25% in the FIE, or 10%, if the investor holds less than 25% in the FIE. A deferred tax liability should be recognized for the undistributed profits of PRC subsidiaries unless the Group has sufficient evidence to demonstrate that the undistributed dividends will be reinvested and the remittance of the dividends will be postponed indefinitely. The Group plans to indefinitely reinvest undistributed profits earned from its China subsidiaries in its operations in the PRC. Therefore, no withholding taxes for undistributed profits of the Group’s subsidiaries have been provided as of December 31, 2023 and December 31, 2024.

Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of the financial reporting basis over the tax basis in a domestic subsidiary. However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means. The Group completed its feasibility analysis on a method, which the Group will ultimately execute if necessary to repatriate the undistributed earnings of the VIEs without significant tax costs. As such, the Group did not accrue deferred tax liabilities on the earnings of the VIEs given that the Group will ultimately use this provision.